Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 19,789	$ 19,318
Due within 1 year [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	2,818	2,677
Between 1 and 2 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,664	1,711
Between 2 and 3 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,433	1,327
Between 3 and 4 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,318	1,207
Between 4 and 5 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,062	1,040
More than 5 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 11,494	$ 11,356